Accrued Expenses And Other Liabilities (Schedule Of Accrued Expenses And Other Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses And Other Liabilities [Abstract]
Accrued expenses	$ 50,087	$ 33,077
Accrued interest	44,916	44,257
Lease deficiency	13,459	15,427
Accrued expenses and other liabilities	$ 108,462	$ 92,761	[1]

[1]	Certain reclassifications have been made to the prior year Consolidated Balance Sheet to reflect the current year presentation.